CONVERTIBLE NOTE RECEIVABLE	12 Months Ended
Dec. 31, 2021
CONVERTIBLE NOTE RECEIVABLE
CONVERTIBLE NOTE RECEIVABLE

10.CONVERTIBLE NOTE RECEIVABLE

In October 2021, the Company entered into a Convertible Promissory Note Purchase Agreement with DG Fuels, LLC (the “DG Fuels Note” or the “Note”). The principal balance of the promissory note is $1 million. The maturity date of the DG Fuels Note is the earlier of (i) thirty (30) days after a demand for payment is made by the Company at any time after the two (2) year anniversary of the date of issuance of such Note; (ii) the four (4) year anniversary of the date of issuance of such Note; (iii) five (5) days following a Financial Close (“Financial Close” means a project finance style closing by the DG Fuels or its Subsidiary of debt and equity capital to finance the construction of that certain biofuel facility currently under development by DG Fuels), or (iv) upon an event of default determined at the discretion of Energy Vault, Inc. The Note bears a simple interest rate of 10.0% per annum.

The Company intends to hold and convert the Note into the equity securities issued in the next DG Fuels equity financing round greater than $20.0 million at a 20% discount to the issuance price. The principal balance and unpaid accrued interest on the DG Fuels Note will, at the option of the Company, convert into equity securities upon the closing of such next equity financing round.

The discounted conversion rate in the DG Fuels Note is considered a redemption feature that is an embedded derivative requiring bifurcation and separate accounting at its estimated fair value under ASC 815 - Derivative and Hedging. The estimated fair value of the embedded derivative upon issuance in October 2021 was an asset of $350,000. The estimated fair value of this derivative instrument was recognized as a derivative asset on the consolidated balance sheet, with an offsetting discount to the Note. The Company amortizes the discount on the Note into interest income using the effective interest method. The effective interest rate of the Note is 19.34% per annum. For the year ended December 31, 2021, the total interest income and total amortization of the DG Fuels Note discount was $21,116 and $4,449, respectively.

At each reporting period, the Company remeasures this derivative financial instrument to its estimated fair value. The change in the estimated fair value is recorded in other income (expense), net in the consolidated statement of operations and comprehensive loss. As of December 31, 2021, there was no change in fair value of the embedded derivative.